Note 38 - Administrative Expenses (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Administrative Expenses Abstract
Travel Expenses	$ (108,333,000)	$ (104,830,000)
Administrative Expenses	(644,421,000)	(570,631,000)
Security Services	(362,799,000)	(499,667,000)
Other Fees	(352,361,000)	(335,488,000)
Insurance	(86,530,000)	(88,918,000)
Rent	(939,607,000)	(771,473,000)
Stationery and Supplies	(45,114,000)	(62,206,000)
Electricity and Communications	(393,556,000)	(325,774,000)
Advertising	(495,336,000)	(663,827,000)
Taxes	(2,018,210,000)	(1,934,474,000)
Maintenance Costs	(922,100,000)	(886,699,000)
Armored Transportation Services	(1,289,761,000)	(1,115,168,000)
Other Administrative Expense	(993,099,000)	(1,050,597,000)
Total Administrative Expenses	$ (8,651,227,000)	$ (8,409,752,000)